Fair Value of Assets and Liabilities (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial assets
Mortgage loans	$ 7,139	$ 6,679
Financial liabilities
Long-term debt	5,908	5,908
Liability for collateral	462	484	658	340
Carrying value
Financial assets
Mortgage loans	7,139	6,679
Limited partnership interests - cost basis	1,569	1,348
Bank loans	339	363
Financial liabilities
Contractholder funds on investment contracts	30,192	36,163
Long-term debt	5,908	5,908
Liability for collateral	462	484
Fair Value
Financial assets
Mortgage loans	7,350	6,439
Limited partnership interests - cost basis	1,838	1,481
Bank loans	328	355
Financial liabilities
Contractholder funds on investment contracts	30,499	35,194
Long-term debt	6,312	6,325
Liability for collateral	$ 462	$ 484